Note 7 - Investment in Associate - Gain (Loss) on Remeasurement, Ownership, and Control (Details) - CAD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023
Statement Line Items [Line Items]
Investment in NevGold - July 13, 2023	$ 6,297
Balance at November 30, 2023	7,230	$ 6,297
NevGold Corp [member]
Statement Line Items [Line Items]
Investment in NevGold - July 13, 2023	6,297	6,335
Share of loss in NevGold	(1,767)	(147)
Share of OCI in NevGold	131	78
Gain on dilution of ownership interest in NevGold	309	31
Addition pursuant to Option Agreement - January 18, 2024	2,260
Balance at November 30, 2023	$ 7,230	$ 6,297